Schedule of Investments
(unaudited)
September 30, 2024
BlackRock Advantage Large Cap Value V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 3.7%
General Dynamics Corp. ............... 780 $ 235,716
HEICO Corp. , Class A ................. 2,144 436,861
Lockheed Martin Corp. ................ 2,505 1,464,323
Northrop Grumman Corp. .............. 2,014 1,063,533
Textron, Inc. ....................... 7,584 671,791
3,872,224
Air Freight & Logistics — 1.3%
Expeditors International of Washington, Inc. .. 8,527 1,120,448
United Parcel Service, Inc. , Class B ....... 1,754 239,140
1,359,588
Automobiles — 1.1%
Ford Motor Co. ..................... 39,558 417,733
General Motors Co. .................. 16,923 758,827
1,176,560
Banks — 5.8%
Bank of America Corp. ................ 37,034 1,469,509
Citigroup, Inc. ...................... 15,620 977,812
Citizens Financial Group, Inc. ........... 7,865 323,016
JPMorgan Chase & Co. ............... 11,786 2,485,196
KeyCorp .......................... 15,943 267,045
Wells Fargo & Co. ................... 11,002 621,503
6,144,081
Beverages — 0.0%
Molson Coors Beverage Co. , Class B ...... 879 50,560
Biotechnology — 4.0%
Biogen, Inc.
(a)
...................... 5,032 975,403
BioMarin Pharmaceutical, Inc.
(a)
.......... 4,684 329,238
Blueprint Medicines Corp.
(a)
............. 2,456 227,180
Exelixis, Inc.
(a)
...................... 6,292 163,277
Gilead Sciences, Inc. ................. 17,765 1,489,418
Ionis Pharmaceuticals, Inc.
(a)
............ 2,544 101,913
Natera, Inc.
(a)
...................... 2,987 379,200
Neurocrine Biosciences, Inc.
(a)
........... 3,047 351,075
United Therapeutics Corp.
(a)
............. 641 229,702
4,246,406
Broadline Retail — 1.1%
Amazon.com, Inc.
(a)
.................. 6,138 1,143,694
Building Products — 0.5%
Trane Technologies plc ................ 1,379 536,059
Capital Markets — 4.6%
CBOE Global Markets, Inc. ............. 313 64,124
Charles Schwab Corp. (The) ............ 1,317 85,355
CME Group, Inc. , Class A .............. 6,816 1,503,950
Franklin Resources, Inc.
(b)
.............. 7,325 147,599
Invesco Ltd. ....................... 68,827 1,208,602
Morgan Stanley ..................... 1,656 172,621
Nasdaq, Inc. ....................... 9,401 686,367
S&P Global, Inc. .................... 922 476,324
State Street Corp. ................... 5,585 494,105
4,839,047
Chemicals — 1.4%
Ecolab, Inc. ....................... 1,476 376,867
Huntsman Corp. .................... 30,684 742,553
LyondellBasell Industries NV , Class A ...... 2,049 196,499
Mosaic Co. (The) .................... 2,827 75,707
Sherwin-Williams Co. (The) ............. 189 72,136
Security
Shares
Shares Value
Chemicals (continued)
Westlake Corp. ..................... 202 $ 30,358
1,494,120
Commercial Services & Supplies — 2.0%
Cintas Corp. ....................... 5,324 1,096,105
Waste Management, Inc. ............... 5,106 1,060,006
2,156,111
Communications Equipment — 1.1%
Arista Networks, Inc.
(a)
................ 437 167,730
Juniper Networks, Inc. ................ 1,336 52,077
Motorola Solutions, Inc. ............... 2,049 921,292
1,141,099
Construction & Engineering — 1.1%
AECOM .......................... 3,126 322,822
Comfort Systems USA, Inc. ............. 957 373,565
EMCOR Group, Inc. .................. 632 272,095
MasTec, Inc.
(a)
...................... 305 37,545
Quanta Services, Inc. ................. 651 194,096
1,200,123
Construction Materials — 0.1%
Vulcan Materials Co. ................. 231 57,849
Consumer Finance — 0.5%
OneMain Holdings, Inc. ................ 10,646 501,107
Consumer Staples Distribution & Retail — 3.4%
Costco Wholesale Corp. ............... 901 798,754
Kroger Co. (The) .................... 19,322 1,107,151
Walmart, Inc. ....................... 20,453 1,651,580
3,557,485
Containers & Packaging — 0.6%
Crown Holdings, Inc. ................. 3,533 338,744
Packaging Corp. of America ............ 1,198 258,049
596,793
Diversified Telecommunication Services — 0.8%
AT&T, Inc. ......................... 40,663 894,586
Electric Utilities — 2.5%
Exelon Corp. ....................... 32,227 1,306,805
IDACORP, Inc. ..................... 3,764 388,031
OGE Energy Corp.
(b)
.................. 22,373 917,740
2,612,576
Electrical Equipment — 1.9%
AMETEK, Inc. ...................... 2,477 425,326
Eaton Corp. plc ..................... 4,619 1,530,921
1,956,247
Electronic Equipment, Instruments & Components — 0.3%
Amphenol Corp. , Class A .............. 1,187 77,345
Flex Ltd.
(a)
......................... 6,536 218,498
295,843
Energy Equipment & Services — 1.4%
Halliburton Co. ..................... 34,202 993,568
Schlumberger NV ................... 12,789 536,499
1,530,067
Financial Services — 5.8%
Berkshire Hathaway, Inc. , Class B
(a)
....... 8,291 3,816,016
Mastercard, Inc. , Class A ............... 2,435 1,202,403
Visa, Inc. , Class A ................... 3,999 1,099,525
6,117,944

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Advantage Large Cap Value V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Food Products — 0.4%
Freshpet, Inc.
(a)
..................... 206 $ 28,175
Hershey Co. (The) ................... 837 160,520
Seaboard Corp. ..................... 7 21,959
Tyson Foods, Inc. , Class A ............. 3,784 225,375
436,029
Ground Transportation — 0.5%
CSX Corp. ........................ 14,816 511,596
JB Hunt Transport Services, Inc. ......... 178 30,675
542,271
Health Care Equipment & Supplies — 3.0%
Boston Scientific Corp.
(a)
............... 3,249 272,266
Medtronic plc ...................... 16,298 1,467,309
Stryker Corp. ...................... 3,850 1,390,851
3,130,426
Health Care Providers & Services — 4.8%
Cardinal Health, Inc. .................. 3,497 386,488
Cencora, Inc. ...................... 151 33,987
Centene Corp.
(a)
.................... 9,691 729,538
Cigna Group (The) ................... 1,002 347,133
Elevance Health, Inc. ................. 1,719 893,880
HCA Healthcare, Inc. ................. 2,927 1,189,621
Labcorp Holdings, Inc. ................ 445 99,449
Quest Diagnostics, Inc. ................ 1,991 309,103
UnitedHealth Group, Inc. ............... 1,882 1,100,368
5,089,567
Health Care REITs — 1.0%
Ventas, Inc. ....................... 17,049 1,093,352
Hotels, Restaurants & Leisure — 0.9%
Booking Holdings, Inc. ................ 25 105,303
Carnival Corp.
(a)
..................... 8,932 165,063
MGM Resorts International
(a) (b)
........... 578 22,594
Texas Roadhouse, Inc. ................ 3,150 556,290
Travel + Leisure Co. .................. 2,038 93,911
943,161
Household Durables — 2.1%
DR Horton, Inc. ..................... 4,492 856,939
NVR, Inc.
(a)
........................ 23 225,671
Taylor Morrison Home Corp.
(a)
........... 176 12,366
Toll Brothers, Inc. .................... 5,155 796,396
Whirlpool Corp.
(b)
.................... 3,373 360,911
2,252,283
Household Products — 2.8%
Colgate-Palmolive Co. ................ 9,576 994,085
Kimberly-Clark Corp. ................. 8,372 1,191,168
Procter & Gamble Co. (The) ............ 4,537 785,808
Spectrum Brands Holdings, Inc. .......... 298 28,352
2,999,413
Industrial REITs — 0.3%
First Industrial Realty Trust, Inc. .......... 3,052 170,851
Lineage, Inc.
(b)
...................... 2,440 191,247
362,098
Insurance — 4.3%
Allstate Corp. (The) .................. 6,070 1,151,176
Brown & Brown, Inc. .................. 4,002 414,607
Marsh & McLennan Cos., Inc. ........... 5,821 1,298,607
MetLife, Inc. ....................... 821 67,716
Progressive Corp. (The) ............... 959 243,356
Reinsurance Group of America, Inc. ....... 4,866 1,060,155
Security
Shares
Shares Value
Insurance (continued)
Unum Group ....................... 5,296 $ 314,794
4,550,411
Interactive Media & Services — 1.1%
Alphabet, Inc. , Class A ................ 5,433 901,063
Snap, Inc. , Class A
(a)
................. 19,954 213,508
1,114,571
IT Services — 1.2%
Amdocs Ltd. ....................... 725 63,423
Kyndryl Holdings, Inc.
(a)
................ 7,627 175,269
TE Connectivity plc .................. 6,563 990,947
1,229,639
Life Sciences Tools & Services — 2.0%
Agilent Technologies, Inc. .............. 3,030 449,894
IQVIA Holdings, Inc.
(a)
................. 214 50,712
Thermo Fisher Scientific, Inc. ............ 2,527 1,563,126
2,063,732
Machinery — 3.8%
Caterpillar, Inc. ..................... 1,573 615,232
Flowserve Corp. .................... 6,999 361,778
Illinois Tool Works, Inc. ................ 1,215 318,415
Oshkosh Corp. ..................... 8,855 887,359
Parker-Hannifin Corp. ................. 2,324 1,468,350
Westinghouse Air Brake Technologies Corp. .. 222 40,353
Xylem, Inc. ........................ 2,327 314,215
4,005,702
Media — 2.9%
Comcast Corp. , Class A ............... 44,293 1,850,119
Fox Corp. , Class A ................... 26,991 1,142,529
Fox Corp. , Class B ................... 678 26,306
Sirius XM Holdings, Inc. ............... 247 5,842
3,024,796
Metals & Mining — 1.3%
Freeport-McMoRan, Inc. ............... 4,753 237,270
Nucor Corp. ....................... 7,074 1,063,505
United States Steel Corp. .............. 926 32,716
1,333,491
Multi-Utilities — 1.2%
Black Hills Corp. .................... 481 29,399
CMS Energy Corp. ................... 17,332 1,224,159
1,253,558
Oil, Gas & Consumable Fuels — 4.1%
Chevron Corp.
(b)
.................... 6,598 971,688
ConocoPhillips ..................... 7,280 766,438
Devon Energy Corp. .................. 5,912 231,277
Exxon Mobil Corp. ................... 15,366 1,801,203
Marathon Petroleum Corp. ............. 3,320 540,861
4,311,467
Paper & Forest Products — 0.1%
Louisiana-Pacific Corp. ................ 1,253 134,647
Passenger Airlines — 0.3%
(a)
Alaska Air Group, Inc. ................. 1,420 64,198
United Airlines Holdings, Inc. ............ 3,822 218,084
282,282
Pharmaceuticals — 2.9%
Bristol-Myers Squibb Co. ............... 17,991 930,854
Johnson & Johnson .................. 3,221 521,995
Merck & Co., Inc. .................... 1,814 205,998

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Advantage Large Cap Value V.I. Fund

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Pharmaceuticals (continued)
Pfizer, Inc. ........................ 48,233 $ 1,395,863
3,054,710
Real Estate Management & Development — 0.0%
(a)
CBRE Group, Inc. , Class A ............. 258 32,116
Zillow Group, Inc. , Class A .............. 196 12,138
44,254
Residential REITs — 0.7%
AvalonBay Communities, Inc. ........... 529 119,157
Camden Property Trust ................ 3,545 437,914
Essex Property Trust, Inc. .............. 761 224,815
781,886
Retail REITs — 1.3%
Kimco Realty Corp. .................. 10,637 246,991
NNN REIT, Inc. ..................... 579 28,076
Simon Property Group, Inc. ............. 6,531 1,103,869
1,378,936
Semiconductors & Semiconductor Equipment — 3.5%
Intel Corp. ........................ 17,720 415,711
Lam Research Corp. ................. 1,042 850,355
Micron Technology, Inc. ................ 10,408 1,079,414
Monolithic Power Systems, Inc. .......... 57 52,696
NVIDIA Corp. ...................... 1,572 190,904
QUALCOMM, Inc. ................... 6,273 1,066,724
3,655,804
Software — 2.6%
Adobe, Inc.
(a)
....................... 95 49,189
Datadog, Inc. , Class A
(a)
............... 531 61,097
Fortinet, Inc.
(a)
...................... 11,465 889,111
HubSpot, Inc.
(a)
..................... 179 95,156
Manhattan Associates, Inc.
(a)
............ 1,444 406,313
Microsoft Corp. ..................... 2,770 1,191,931
2,692,797
Specialized REITs — 0.7%
Equinix, Inc. ....................... 725 643,532
Lamar Advertising Co. , Class A .......... 259 34,602
VICI Properties, Inc. .................. 922 30,712
708,846
Specialty Retail — 0.9%
Best Buy Co., Inc.
(b)
.................. 736 76,029
Dick's Sporting Goods, Inc. ............. 416 86,819
Lowe's Cos., Inc. .................... 1,147 310,665
Penske Automotive Group, Inc. .......... 149 24,201
Ross Stores, Inc. .................... 2,167 326,155
TJX Cos., Inc. (The) .................. 841 98,851
922,720
Technology Hardware, Storage & Peripherals — 1.5%
Apple, Inc. ........................ 5,247 1,222,551
Dell Technologies, Inc. , Class C .......... 448 53,106
Hewlett Packard Enterprise Co. .......... 13,355 273,243
1,548,900
Textiles, Apparel & Luxury Goods — 0.6%
Deckers Outdoor Corp.
(a) (b)
.............. 912 145,418
NIKE, Inc. , Class B .................. 5,209 460,476
Under Armour, Inc. , Class C
(a)
........... 809 6,763
612,657
Tobacco — 1.1%
Altria Group, Inc. .................... 23,737 1,211,536
Security
Shares
Shares Value
Trading Companies & Distributors — 0.8%
Ferguson Enterprises, Inc. .............. 2,429 $ 482,327
WESCO International, Inc. .............. 792 133,040
WW Grainger, Inc. ................... 206 213,995
829,362
Total Long-Term Investments — 99 .7%
(Cost: $ 93,729,375 ) ............................... 105,075,473
Short-Term Securities
Money Market Funds — 2.5%
(c)(d)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.05%
(e)
.................. 2,225,288 2,227,069
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 4.83% .................... 477,839 477,839
Total Short-Term Securities — 2 .5%
(Cost: $ 2,705,079 ) ............................... 2,704,908
Total Investments — 102 .2%
(Cost: $ 96,434,454 ) ............................... 107,780,381
Liabilities in Excess of Other Assets — (2.2) % ............. (2,359,089)
Net Assets — 100.0% ...............................
$ 105,421,292
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Advantage Large Cap Value V.I. Fund

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
12/31/23
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/24
Shares
Held at
09/30/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ — $ 2,224,207
(a)
$ — $ 3,032 $ (170) $ 2,227,069 2,225,288 $ 7,502
(b)
$ —
BlackRock Liquidity Funds,
T-Fund, Institutional Class . 866,131 — (388,292)
(a)
— — 477,839 477,839 35,449 —
SL Liquidity Series, LLC, Money
Market Series
(c)
........ 2,306,856 — (2,306,357)
(a)
(499) — — — — —
$ 2,533 $ (170) $ 2,704,908 $ 42,951 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.

Schedule of Investments
(unaudited) (continued)
September 30, 2024
BlackRock Advantage Large Cap Value V.I. Fund

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical, unrestricted assets or liabilities;
Level 2 — Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P 500 E-Mini Index ....................................................... 2 12/20/24 $ 581 $ 8,245
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 105,075,473 $ — $ — $ 105,075,473
Short-Term Securities
Money Market Funds ...................................... 2,704,908 — — 2,704,908
$ 107,780,381 $ — $ — $ 107,780,381
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 8,245 $ — $ — $ 8,245
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
REIT Real Estate Investment Trust